Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Long-Term Debt [Abstract]
Long-Term Debt

	June 30, 2018	December 31, 2017
Term Loan B	198,850	199,875
Less deferred finance costs, net	(1,884)	(2,365)
Total long term debt	196,966	197,510
Less unamortized discount	(793)	(996)
Less current portion, net of deferred finance cost	(682)	(675)
Total Long Term Debt, net of current portion and net of deferred finance costs	$195,491	$195,839

Long-Term Debt Obligations

June 30, 2018
Long-Term Debt Obligations:
Year
June 30, 2019	$2,050
June 30, 2020	196,800

Total	$198,850